                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31*
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2007
-------------------------------------------------------------------------------

* This Form N-CSR filing pertains to the MFS Inflation-Adjusted Bond Fund, a series of the Registrant. The remaining series of the Registrant do not have a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                            MFS(R) INFLATION-ADJUSTED BOND FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
EXPENSE TABLE                                               3
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    5
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         7
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    10
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        11
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       12
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              22
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              34
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      34
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             34
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        IAB-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      95.9%
              Cash & Other Net Assets                     4.1%

              FIXED INCOME SECTORS (i)

              U.S. Treasury Securities                   95.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       100.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.2
              ------------------------------------------------
              Average Life (i)(m)                      9.8 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                 10.0 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AAA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06         4/30/07        4/30/07
--------------------------------------------------------------------------------
        Actual              0.65%      $1,000.00       $1,017.50        $3.25
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.65%      $1,000.00       $1,021.57        $3.26
--------------------------------------------------------------------------------
        Actual              1.50%      $1,000.00       $1,012.20        $7.48
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.50%      $1,000.00       $1,017.36        $7.50
--------------------------------------------------------------------------------
        Actual              1.50%      $1,000.00       $1,013.20        $7.49
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.50%      $1,000.00       $1,017.36        $7.50
--------------------------------------------------------------------------------
        Actual              0.50%      $1,000.00       $1,018.30        $2.50
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.50%      $1,000.00       $1,022.32        $2.51
--------------------------------------------------------------------------------
        Actual              1.00%      $1,000.00       $1,015.70        $5.00
  R    -------------------------------------------------------------------------
        Hypothetical (h)    1.00%      $1,000.00       $1,019.84        $5.01
--------------------------------------------------------------------------------
        Actual              1.60%      $1,000.00       $1,011.70        $7.98
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.60%      $1,000.00       $1,016.86        $8.00
--------------------------------------------------------------------------------
        Actual              1.25%      $1,000.00       $1,014.50        $6.24
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.25%      $1,000.00       $1,018.60        $6.26
--------------------------------------------------------------------------------
        Actual              1.15%      $1,000.00       $1,015.00        $5.75
  R3   -------------------------------------------------------------------------
        Hypothetical (h)    1.15%      $1,000.00       $1,019.09        $5.76
--------------------------------------------------------------------------------
        Actual              0.90%      $1,000.00       $1,016.20        $4.50
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.90%      $1,000.00       $1,020.33        $4.51
--------------------------------------------------------------------------------
        Actual              0.60%      $1,000.00       $1,017.80        $3.00
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.60%      $1,000.00       $1,021.82        $3.01
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.7%
-----------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Securities - 98.7%
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.5%, 2016                                    $  764,677       $   785,168
U.S. Treasury Bonds, 2.375%, 2025                                   1,376,235         1,383,492
U.S. Treasury Bonds, 2%, 2026                                         650,951           617,997
U.S. Treasury Bonds, 2.375%, 2027                                     166,472           167,701
U.S. Treasury Bonds, 3.625%, 2028                                     899,441         1,093,419
U.S. Treasury Bonds, 3.875%, 2029                                     780,963           989,383
U.S. Treasury Bonds, 3.375%, 2032                                     286,567           348,471
U.S. Treasury Notes, 3.875%, 2009                                     400,723           414,139
U.S. Treasury Notes, 4.25%, 2010                                      272,097           288,922
U.S. Treasury Notes, 0.875%, 2010 (f)                               1,138,429         1,102,231
U.S. Treasury Notes, 3.5%, 2011                                       398,636           420,825
U.S. Treasury Notes, 2.375%, 2011                                     758,552           768,982
U.S. Treasury Notes, 3.375%, 2012                                     693,239           735,754
U.S. Treasury Notes, 3%, 2012                                       1,012,791         1,062,679
U.S. Treasury Notes, 1.875%, 2013                                     985,942           974,503
U.S. Treasury Notes, 2%, 2014                                       1,192,535         1,182,426
U.S. Treasury Notes, 2%, 2014                                         928,284           920,451
U.S. Treasury Notes, 1.625%, 2015                                   1,001,626           963,087
U.S. Treasury Notes, 1.875%, 2015                                     688,288           673,527
U.S. Treasury Notes, 2%, 2016                                         809,845           798,045
U.S. Treasury Notes, 2.375%, 2017                                     531,701           539,988
-----------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $16,007,706)                                          $16,231,190
-----------------------------------------------------------------------------------------------
Short-Term Obligations - 0.6%
-----------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07,
at Amortized Cost and Value (y)                                    $  108,000       $   108,000
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $16,115,706) (k)                                $16,339,190
-----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.7%                                                   111,096
-----------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                 $16,450,286
-----------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $16,231,190 and 99.34% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

FUTURES CONTRACTS OUTSTANDING AT 4/30/07

                                                                                   UNREALIZED
                                                                   EXPIRATION     APPRECIATION
DESCRIPTION                           CONTRACTS        VALUE          DATE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------

U.S. Treasury Bond (Short)                1          $111,750        Jun-07         $(1,441)
U.S. Treasury Note 5 yr (Short)           2           211,656        Jun-07            (694)
U.S. Treasury Note 10 yr (Short)          2           216,656        Jun-07            (523)
-----------------------------------------------------------------------------------------------
                                                                                    $(2,658)
                                                                                    =======

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $16,115,706)                   $16,339,190
Cash                                                                           600
Receivable for fund shares sold                                             59,356
Interest receivable                                                         87,118
Receivable from investment adviser                                          18,792
Other assets                                                                   525
-------------------------------------------------------------------------------------------------
Total assets                                                                          $16,505,581
-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Distributions payable                                                       $3,290
Payable for daily variation margin on open futures contracts                 2,438
Payable for fund shares reacquired                                           6,278
Payable to affiliates
  Management fee                                                               626
  Shareholder servicing costs                                                5,776
  Distribution and service fees                                                803
  Administrative services fee                                                  192
  Retirement plan administration and services fees                              25
Payable for independent trustees' compensation                                 367
Accrued expenses and other liabilities                                      35,500
-------------------------------------------------------------------------------------------------
Total liabilities                                                                         $55,295
-------------------------------------------------------------------------------------------------
Net assets                                                                            $16,450,286
-------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid-in capital                                                        $17,317,721
Unrealized appreciation (depreciation) on investments                      220,826
Accumulated net realized gain (loss) on investments                     (1,106,999)
Undistributed net investment income                                         18,738
-------------------------------------------------------------------------------------------------
Net assets                                                                            $16,450,286
-------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               1,685,702
-------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                            $7,183,098
  Shares outstanding                                                       736,111
-------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $9.76
-------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                           $10.25
-------------------------------------------------------------------------------------------------
Class B shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                            $3,647,789
  Shares outstanding                                                       373,961
-------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $9.75
-------------------------------------------------------------------------------------------------
Class C shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                            $2,028,267
  Shares outstanding                                                       207,574
-------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $9.77
-------------------------------------------------------------------------------------------------
Class I shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                            $2,280,862
  Shares outstanding                                                       233,777
-------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                           $9.76
-------------------------------------------------------------------------------------------------
Class R shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                              $132,734
  Shares outstanding                                                        13,597
-------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                           $9.76
-------------------------------------------------------------------------------------------------
Class R1 shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                              $288,016
  Shares outstanding                                                        29,531
-------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                           $9.75
-------------------------------------------------------------------------------------------------
Class R2 shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                               $69,495
  Shares outstanding                                                         7,123
-------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                           $9.76
-------------------------------------------------------------------------------------------------
Class R3 shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                              $433,272
  Shares outstanding                                                        44,384
-------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                           $9.76
-------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                              $334,019
  Shares outstanding                                                        34,239
-------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                           $9.76
-------------------------------------------------------------------------------------------------
Class R5 shares:
-------------------------------------------------------------------------------------------------
  Net assets                                                               $52,734
  Shares outstanding                                                         5,405
-------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                           $9.76
-------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Interest income                                                                        $161,670
-----------------------------------------------------------------------------------------------
Expenses
  Management fee                                                           $41,669
  Distribution and service fees                                             46,571
  Shareholder servicing costs                                               13,508
  Administrative services fee                                                8,679
  Retirement plan administration and services fees                           1,374
  Independent trustees' compensation                                           701
  Custodian fee                                                             17,983
  Shareholder communications                                                14,198
  Auditing fees                                                             16,275
  Legal fees                                                                   329
  Registration fees                                                         41,759
  Miscellaneous                                                              5,921
-----------------------------------------------------------------------------------------------
Total expenses                                                                         $208,967
-----------------------------------------------------------------------------------------------
  Fees paid indirectly                                                        (866)
  Reduction of expenses by investment adviser
  and distributor                                                         (127,004)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            $81,097
-----------------------------------------------------------------------------------------------
Net investment income                                                                   $80,573
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                  $12,078
  Futures contracts                                                         (1,406)
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 $10,672
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                             $143,180
  Futures contracts                                                         (2,658)
-----------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                              $140,522
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $151,194
-----------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $231,767
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED       YEAR ENDED
                                                                     4/30/07         10/31/06
CHANGE IN NET ASSETS FROM OPERATIONS                             (UNAUDITED)
---------------------------------------------------------------------------------------------
Net investment income                                                $80,573         $971,035
Net realized gain (loss) on investments                               10,672         (924,392)
Net unrealized gain (loss) on investments                            140,522          393,630
---------------------------------------------------------------------------------------------
Change in net assets from operations                                $231,767         $440,273
---------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(76,076)       $(544,885)
  Class B                                                            (24,366)        (183,309)
  Class C                                                            (13,191)        (102,520)
  Class I                                                            (21,268)         (74,557)
  Class R                                                             (1,175)          (5,978)
  Class R1                                                            (1,387)          (5,167)
  Class R2                                                              (451)          (2,109)
  Class R3                                                            (3,061)         (12,912)
  Class R4                                                            (2,568)          (4,929)
  Class R5                                                              (541)          (2,450)
From net realized gain on investments
  Class A                                                                 --           (4,069)
  Class B                                                                 --           (1,584)
  Class C                                                                 --             (919)
  Class I                                                                 --             (428)
  Class R                                                                 --              (42)
  Class R1                                                                --              (27)
  Class R2                                                                --              (16)
  Class R3                                                                --              (82)
  Class R4                                                                --              (17)
  Class R5                                                                --              (16)
---------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(144,084)       $(946,016)
---------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(1,088,130)       $(165,270)
---------------------------------------------------------------------------------------------
Total change in net assets                                       $(1,000,447)       $(671,013)
---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
At beginning of period                                            17,450,733       18,121,746
At end of period (including undistributed net investment
income of $18,738 and $82,249, respectively)                     $16,450,286      $17,450,733
---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                             SIX MONTHS               YEARS ENDED 10/31
                                                                  ENDED       --------------------------------       YEAR ENDED
CLASS A                                                         4/30/07         2006          2005     2004(z)       4/30/04(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.92        $10.24       $9.85        $10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.06        $0.48         $0.46       $0.20         $0.16
  Net realized and unrealized gain (loss) on investments           0.11        (0.24)        (0.27)       0.40         (0.13)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.17        $0.24         $0.19       $0.60         $0.03
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.10)      $(0.47)       $(0.51)     $(0.21)       $(0.18)
  From net realized gain on investments                              --        (0.00)(w)        --          --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.10)      $(0.47)       $(0.51)     $(0.21)       $(0.18)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.76        $9.69         $9.92      $10.24         $9.85
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                         1.75(n)      2.49          1.85        6.09(n)       0.33(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.28(a)      2.29          3.22       17.87(a)       5.20(a)
Expenses after expense reductions (f)                              0.65(a)      0.65          0.64        0.55(a)       0.50(a)
Net investment income                                              1.25(a)      4.89          4.64        3.93(a)       2.72(a)
Portfolio turnover                                                   33          231           203          90           141
Net assets at end of period (000 omitted)                        $7,183       $7,698        $8,831        $647          $503
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS               YEARS ENDED 10/31
                                                                  ENDED       --------------------------------
CLASS B                                                         4/30/07         2006          2005     2004(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.92        $10.23      $10.20
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.02        $0.40         $0.37       $0.00(w)
  Net realized and unrealized gain (loss) on investments           0.10        (0.25)        (0.26)       0.08
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.12        $0.15         $0.11       $0.08
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.06)      $(0.38)       $(0.42      $(0.05)
  From net realized gain on investments                              --        (0.00)(w)                    --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.06)      $(0.38)       $(0.42)     $(0.05)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.75        $9.69         $9.92      $10.23
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                         1.22(n)      1.63          1.04        0.82(n)
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.93(a)      2.88          3.87       18.54(a)
Expenses after expense reductions (f)                              1.50(a)      1.50          1.49        1.52(a)
Net investment income                                              0.32(a)      4.16          3.69        0.26(a)
Portfolio turnover                                                   33          231           203          90
Net assets at end of period (000 omitted)                        $3,648       $4,437        $4,818        $310
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS               YEARS ENDED 10/31
                                                                  ENDED       --------------------------------
CLASS C                                                         4/30/07         2006          2005     2004(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.70        $9.94        $10.24      $10.20
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                $0.02        $0.40         $0.38      $(0.00)(w)
  Net realized and unrealized gain (loss) on investments           0.11        (0.26)        (0.26)       0.09
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.13        $0.14         $0.12       $0.09
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.06)      $(0.38)       $(0.42)     $(0.05)
  From net realized gain on investments                              --        (0.00)(w)        --          --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.06)      $(0.38)       $(0.42)     $(0.05)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.77        $9.70         $9.94      $10.24
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                         1.32(n)      1.53          1.15        0.92(n)
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.93(a)      2.90          3.87       18.51(a)
Expenses after expense reductions (f)                              1.50(a)      1.50          1.49        1.49(a)
Net investment income (loss)                                       0.35(a)      4.11          3.74       (0.17)(a)
Portfolio turnover                                                   33          231           203          90
Net assets at end of period (000 omitted)                        $2,028       $2,294        $2,548         $85
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS               YEARS ENDED 10/31
                                                                  ENDED       --------------------------------       YEAR ENDED
CLASS I                                                         4/30/07         2006          2005     2004(z)       4/30/04(c)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.92        $10.24       $9.85        $10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.09        $0.51         $0.43       $0.20         $0.16
  Net realized and unrealized gain (loss) on investments           0.09        (0.26)        (0.22)       0.40         (0.13)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.18        $0.25         $0.21       $0.60         $0.03
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.11)      $(0.48)       $(0.53)     $(0.21)       $(0.18)
  From net realized gain on investments                              --        (0.00)(w)        --          --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.11)      $(0.48)       $(0.53)     $(0.21)       $(0.18)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.76        $9.69         $9.92      $10.24         $9.85
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            1.83(n)      2.65          2.02        6.12(n)       0.33(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.93(a)      1.87          2.88       17.52(a)       4.86(a)
Expenses after expense reductions (f)                              0.50(a)      0.50          0.50        0.50(a)       0.50(a)
Net investment income                                              1.80(a)      5.26          4.23        4.01(a)       2.74(a)
Portfolio turnover                                                   33          231           203          90           141
Net assets at end of period (000 omitted)                        $2,281       $1,932        $1,339      $1,382        $1,044
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS               YEARS ENDED 10/31
                                                                  ENDED       --------------------------------
CLASS R                                                         4/30/07         2006          2005     2004(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.93        $10.24      $10.20
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.05        $0.45         $0.42       $0.00(w)
  Net realized and unrealized gain (loss) on investments           0.10        (0.26)        (0.26)       0.10
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.15        $0.19         $0.16       $0.10
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.08)      $(0.43)       $(0.47)     $(0.06)
  From net realized gain on investments                              --        (0.00)(w)        --          --
--------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.08)      $(0.43)       $(0.47)     $(0.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.76        $9.69         $9.93      $10.24
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            1.57(n)      2.03          1.58        1.01(n)
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.43(a)      2.39          3.38       18.02(a)
Expenses after expense reductions (f)                              1.00(a)      1.00          1.00        1.00(a)
Net investment income                                              0.96(a)      4.68          4.15        0.15(a)
Portfolio turnover                                                   33          231           203          90
Net assets at end of period (000 omitted)                          $133         $146          $129         $40
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 10/31
                                                                  ENDED       --------------------
CLASS R1                                                        4/30/07         2006       2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.92        $10.10
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.05        $0.43         $0.24
  Net realized and unrealized gain (loss) on investments           0.06        (0.29)        (0.19)
--------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.11        $0.14         $0.05
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.05)      $(0.37)       $(0.23)
  From net realized gain on investments                              --        (0.00)(w)        --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.05)      $(0.37)       $(0.23)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.75        $9.69         $9.92
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            1.17(n)      1.53          0.47(n)
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             3.12(a)      2.96          4.08(a)
Expenses after expense reductions (f)                              1.60(a)      1.60          1.69(a)
Net investment income                                              0.98(a)      4.44          3.97(a)
Portfolio turnover                                                   33          231           203
Net assets at end of period (000 omitted)                          $288         $233           $50
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 10/31
                                                                  ENDED       --------------------
CLASS R2                                                        4/30/07         2006       2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.92        $10.10
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.06        $0.43         $0.25
  Net realized and unrealized gain (loss) on investments           0.08        (0.25)        (0.18)
--------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.14        $0.18         $0.07
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.07)      $(0.41)       $(0.25)
  From net realized gain on investments                              --        (0.00)(w)        --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.07)      $(0.41)       $(0.25)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.76        $9.69         $9.92
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            1.45(n)      1.88          0.65(n)
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.81(a)      2.79          3.78(a)
Expenses after expense reductions (f)                              1.25(a)      1.25          1.38(a)
Net investment income                                              1.17(a)      4.43          4.29(a)
Portfolio turnover                                                   33          231           203
Net assets at end of period (000 omitted)                           $69          $52           $50
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS                YEARS ENDED 10/31
                                                                  ENDED       --------------------------------
CLASS R3                                                        4/30/07         2006          2005       2004(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.93        $10.24        $10.20
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                $0.05        $0.46         $0.29        $(0.00)(w)
  Net realized and unrealized gain (loss) on investments           0.09        (0.28)        (0.15)(g)      0.10
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.14        $0.18         $0.14         $0.10
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.07)      $(0.42)       $(0.45)       $(0.06)
  From net realized gain on investments                              --        (0.00)(w)        --            --
----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.07)      $(0.42)       $(0.45)       $(0.06)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.76        $9.69         $9.93        $10.24
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            1.50(n)      1.88          1.32          0.96(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.67(a)      2.66          3.59         18.27(a)
Expenses after expense reductions (f)                              1.15(a)      1.15          1.21          1.25(a)
Net investment income (loss)                                       1.15(a)      4.73          3.77         (0.10)(a)
Portfolio turnover                                                   33          231           203            90
Net assets at end of period (000 omitted)                          $433         $372          $255           $40
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 10/31
                                                                  ENDED       --------------------
CLASS R4                                                        4/30/07         2006       2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.92        $10.10
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.06        $0.50         $0.28
  Net realized and unrealized gain (loss) on investments           0.10        (0.29)        (0.18)
--------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.16        $0.21         $0.10
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.09)      $(0.44)       $(0.28)
  From net realized gain on investments                              --        (0.00)(w)        --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.09)      $(0.44)       $(0.28)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.76        $9.69         $9.92
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            1.62(n)      2.24          0.93(n)
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.34(a)      2.28          3.28(a)
Expenses after expense reductions (f)                              0.90(a)      0.90          0.90(a)
Net investment income                                              1.36(a)      5.16          4.76(a)
Portfolio turnover                                                   33          231           203
Net assets at end of period (000 omitted)                          $334         $236           $50
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS         YEARS ENDED 10/31
                                                                  ENDED       --------------------
CLASS R5                                                        4/30/07         2006       2005(i)
                                                            (UNAUDITED)

Net asset value, beginning of period                              $9.69        $9.92        $10.10
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.07        $0.49         $0.30
  Net realized and unrealized gain (loss) on investments           0.10        (0.25)        (0.19)
--------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.17        $0.24         $0.11
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.10)      $(0.47)       $(0.29)
  From net realized gain on investments                              --        (0.00)(w)        --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.10)      $(0.47)       $(0.29)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.76        $9.69         $9.92
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            1.78(n)      2.54          1.10(n)
--------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.03(a)      1.99          2.98(a)
Expenses after expense reductions (f)                              0.60(a)      0.60          0.60(a)
Net investment income                                              1.51(a)      5.08          5.06(a)
Portfolio turnover                                                   33          231           203
Net assets at end of period (000 omitted)                           $53          $52           $51
--------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 30, 2003, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, September 1, 2004 (Classes B, C, R, and R3), and
    April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) During 2004, the fund changed its fiscal year-end from April 30 to October 31.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options and futures contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              10/31/06

          Ordinary income (including any
          short-term capital gains)                           $938,888
          Long-term capital gain                                 7,128
          ------------------------------------------------------------
          Total distributions                                 $946,016

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                              $16,493,231
          ------------------------------------------------------------
          Gross appreciation                                   107,317
          Gross depreciation(261,358)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)         $(154,041)

          AS OF 10/31/06

          Undistributed ordinary income                       $132,570
          Capital loss carryforwards                          (715,997)
          Other temporary differences                          (68,176)
          Net unrealized appreciation (depreciation)          (303,315)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          10/31/14                                           $(715,997)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $12,501, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services and certain other fees and expenses, such that total operating expenses do not exceed 0.15% annually of the fund's average daily net assets. This written agreement will continue through February 29, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended April 30, 2007, this reduction amounted to $106,781 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,279 for the six months ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE

Class A                       0.10%          0.25%              0.35%           0.15%            $12,905
Class B                       0.75%          0.25%              1.00%           1.00%             19,960
Class C                       0.75%          0.25%              1.00%           1.00%             10,891
Class R                       0.25%          0.25%              0.50%           0.50%                342
Class R1                      0.50%          0.25%              0.75%           0.75%                962
Class R2                      0.25%          0.25%              0.50%           0.50%                156
Class R3                      0.25%          0.25%              0.50%           0.50%                992
Class R4                         --          0.25%              0.25%           0.25%                363
                                                                                                 -------
Total Distribution and Service Fees                                                              $46,571

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2007 based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement through February 29, 2008.
    For the six months ended April 30, 2007, this waiver amounted to $3,687 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through February 29, 2008. For the six months ended April 30, 2007, this waiver amounted to $3,687 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1,
    2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2007, were as follows:

                                                         AMOUNT

              Class A                                       $22
              Class B                                    $2,429
              Class C                                       $98

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2007, the fee was $5,342, which equated to 0.0641% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,054. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.1041% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                BEGINNING OF                    ANNUAL
                              PERIOD THROUGH    EFFECTIVE    EFFECTIVE     TOTAL
                                     3/31/07       4/1/07      RATE(g)    AMOUNT

Class R1                               0.45%        0.35%        0.35%      $553
Class R2                               0.40%        0.25%        0.25%       117
Class R3                               0.25%        0.15%        0.15%       461
Class R4                               0.15%        0.15%        0.15%       218
Class R5                               0.10%        0.10%        0.10%        25
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                    $1,374

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended April 30, 2007, the waiver amounted to $306 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $66. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $42, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                        PURCHASES         SALES

U.S. government securities                             $5,373,530    $5,709,108
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)                  $--           $--
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         SIX MONTHS ENDED                   YEAR ENDED
                                             4/30/07                         10/31/06
                                     SHARES       AMOUNT             SHARES           AMOUNT
Shares sold
  Class A                            169,045       $1,632,713         749,013        $7,328,673
  Class B                             27,664          266,442         157,766         1,525,473
  Class C                             28,612          278,247         103,300         1,009,657
  Class I                             98,847          954,873          99,153           956,104
  Class R                              1,039           10,070           3,710            36,113
  Class R1                            33,426          319,506          36,005           344,216
  Class R2                             2,432           23,261              71               684
  Class R3                            44,392          422,684          22,004           209,822
  Class R4                            41,197          398,069          19,974           192,751
  Class R5                                --               --               8                75
-----------------------------------------------------------------------------------------------
                                     446,654       $4,305,865       1,191,004       $11,603,568
Shares issued to shareholders in
reinvestment of distributions
  Class A                              6,365          $61,609          49,307          $479,508
  Class B                              1,793           17,364          14,267           138,853
  Class C                                715            6,932           5,875            57,299
  Class I                              2,122           20,530           7,659            74,414
  Class R                                121            1,170             618             6,009
  Class R1                               142            1,374             525             5,093
  Class R2                                47              451             218             2,125
  Class R3                               316            3,058           1,337            12,994
  Class R4                               264            2,552             509             4,934
  Class R5                                55              541             254             2,466
------------------------------------------------------------------------------------------------
                                      11,940         $115,581          80,569          $783,695

Shares reacquired
  Class A                           (233,677)     $(2,244,023)       (893,815)      $(8,661,197)
  Class B                           (113,557)      (1,092,743)       (199,640)       (1,928,007)
  Class C                            (58,140)        (560,060)       (129,220)       (1,249,804)
  Class I                            (66,580)        (640,101)        (42,341)         (409,246)
  Class R                             (2,573)         (24,759)         (2,306)          (22,320)
  Class R1                           (28,077)        (268,777)        (17,554)         (167,979)
  Class R2                              (681)          (6,498)            (37)             (357)
  Class R3                           (38,674)        (367,552)        (10,706)         (102,015)
  Class R4                           (31,588)        (305,063)         (1,204)          (11,533)
  Class R5                                --               --              (8)              (75)
-----------------------------------------------------------------------------------------------
                                    (573,547)     $(5,509,576)     (1,296,831)     $(12,552,533)
Net change
  Class A                            (58,267)       $(549,701)        (95,495)        $(853,016)
  Class B                            (84,100)        (808,937)        (27,607)         (263,681)
  Class C                            (28,813)        (274,881)        (20,045)         (182,848)
  Class I                             34,389          335,302          64,471           621,272
  Class R                             (1,413)         (13,519)          2,022            19,802
  Class R1                             5,491           52,103          18,976           181,330
  Class R2                             1,798           17,214             252             2,452
  Class R3                             6,034           58,190          12,635           120,801
  Class R4                             9,873           95,558          19,279           186,152
  Class R5                                55              541             254             2,466
-----------------------------------------------------------------------------------------------
                                    (114,953)     $(1,088,130)        (25,258)        $(165,270)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime Retirement Income Fund and MFS Lifetime 2010 Fund were the owners of record of approximately 4% and 3%, respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the fund's commitment fee and interest expense were $61 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.